Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Compensation expense of key management personnel
Compensation expense for the Company’s key management personnel for the three and six months ended June 30, 2022 and 2021 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Salaries and benefits	656	903	2,145	1,908
Share-based compensation	1,013	397	1,681	624
	1,669	1,300	3,826	2,532